Significant Events - Restructured Poplar Creek Contract and Acquisition of Wind Farms (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Consideration transferred
Finance lease receivables	$ 215	$ 274